Related Party Transactions (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended		98 Months Ended				6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2013 Company Controlled By President [Member] USD ($)	Mar. 31, 2013 Company Controlled By President [Member] CAD	Mar. 31, 2012 Company Controlled By President [Member] CAD	Sep. 30, 2013 Chief Financial Officer [Member] USD ($)	Sep. 30, 2012 Chief Financial Officer [Member] USD ($)	Mar. 31, 2013 Chief Financial Officer [Member] CAD	Mar. 31, 2012 Chief Financial Officer [Member] CAD	Sep. 30, 2013 President [Member] USD ($)	Sep. 30, 2012 President [Member] USD ($)	Mar. 31, 2013 President [Member] CAD	Mar. 31, 2012 President [Member] CAD	Mar. 31, 2013 President [Member] USD ($)	Mar. 31, 2012 President [Member] USD ($)	Sep. 30, 2013 Director [Member] USD ($)	Mar. 31, 2013 Director [Member] CAD	Mar. 31, 2012 Director [Member] USD ($)	Mar. 31, 2013 Director [Member] USD ($)
Management fees	$ 22,500	$ 19,500	$ 45,000	$ 39,000	$ 81,000	$ 60,000	$ 339,000				$ 21,000	$ 18,000	37,500	27,000	$ 24,000	$ 21,000	43,500	33,000
Company owes amount								24,000	171,500	138,500	18,000		137,000	108,000	166				166	166
Prepaid expenses																					1,000			1,000
Consulting fees	$ 40,332		$ 80,226		$ 40,792		$ 154,518														$ 73,309	36,626	$ 0